Derivative financial instruments (Gains and Losses on Derivative Financial Instruments and Hedged Items Reported in Consolidated Statement of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Cost of financing operations
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	¥ 0	¥ (822)	¥ 782
Gains or (losses) on hedged items	0	799	(227)
Undesignated derivative financial instruments | Interest rate and currency swap agreements | Cost of financing operations
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	51,552	(18,433)	42,220
Undesignated derivative financial instruments | Interest rate and currency swap agreements | Foreign exchange gain (loss), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	67,142	37,124	30,339
Undesignated derivative financial instruments | Foreign exchange forward and option contracts | Cost of financing operations
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	33,538	2,240	6,442
Undesignated derivative financial instruments | Foreign exchange forward and option contracts | Foreign exchange gain (loss), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	¥ 8,281	¥ (69,826)	¥ 73,115